Guarantees, Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Guarantees of vendor financing	$ 31.4	$ 18.5
Guarantor Obligations, Maximum Exposure, Undiscounted	55.0
Foreign Equity Method Investment Debt Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	6.7
Guarantee Type, Other [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 16.9